BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 11,341,512	$ 7,195,576	$ 4,265,759
Working capital	3,489,941	1,978,396
Net loss	4,145,936	2,929,817	3,004,619
Net cash provided by used in operating activities	$ 1,383,210	$ 1,830,242	$ 1,774,182